Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring - Level 3 ¥ in Millions	Sep. 30, 2022 JPY (¥) yr	Mar. 31, 2022 JPY (¥) yr
Interest rate contracts—net | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ (8,527)	¥ 35,195
Interest rate contracts—net | Option model | Correlation between interest rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.300	0.300
Interest rate contracts—net | Option model | Correlation between interest rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.649	0.629
Interest rate contracts—net | Option model | Correlation between interest rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.458	0.456
Interest rate contracts—net | Option model | Correlation between interest rate and foreign exchange rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.163	0.153
Interest rate contracts—net | Option model | Correlation between interest rate and foreign exchange rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.600	0.600
Interest rate contracts—net | Option model | Correlation between interest rate and foreign exchange rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.411	0.410
Interest rate contracts—net | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.585	0.000
Interest rate contracts—net | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.803	1.000
Interest rate contracts—net | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.665	0.619
Foreign exchange contracts—net | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 7,399	¥ 7,463
Foreign exchange contracts—net | Option model | Correlation between interest rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.300	0.100
Foreign exchange contracts—net | Option model | Correlation between interest rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.700	0.700
Foreign exchange contracts—net | Option model | Correlation between interest rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.567	0.515
Foreign exchange contracts—net | Option model | Correlation between interest rate and foreign exchange rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.000	0.000
Foreign exchange contracts—net | Option model | Correlation between interest rate and foreign exchange rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.600	0.600
Foreign exchange contracts—net | Option model | Correlation between interest rate and foreign exchange rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.380	0.374
Foreign exchange contracts—net | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.121	0.090
Foreign exchange contracts—net | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.250	0.217
Foreign exchange contracts—net | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.170	0.133
Foreign exchange contracts—net | Option model | Correlation between foreign exchange rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.500	0.500
Foreign exchange contracts—net | Option model | Correlation between foreign exchange rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.706	0.706
Foreign exchange contracts—net | Option model | Correlation between foreign exchange rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.664	0.664
Equity contracts—net | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 18,528	¥ 22,648
Equity contracts—net | Discounted cash flow | Term of litigation | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr	1.3	1.8
Equity contracts—net | Discounted cash flow | Term of litigation | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr	1.3	1.8
Equity contracts—net | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 3,308	¥ 772
Equity contracts—net | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.125	0.260
Equity contracts—net | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.370	0.380
Equity contracts—net | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.221	0.318
Equity contracts—net | Option model | Correlation between foreign exchange rate and equity | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	(0.584)	(0.584)
Equity contracts—net | Option model | Correlation between foreign exchange rate and equity | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.550	0.550
Equity contracts—net | Option model | Correlation between foreign exchange rate and equity | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.185	0.231
Equity contracts—net | Option model | Correlation between equities | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.048	0.024
Equity contracts—net | Option model | Correlation between equities | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.950	0.950
Equity contracts—net | Option model | Correlation between equities | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.538	0.514
Foreign government and official institution bonds | Return on equity method
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 5,835	¥ 17,297
Foreign government and official institution bonds | Return on equity method | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.006	0.002
Foreign government and official institution bonds | Return on equity method | Probability of default | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.018	0.018
Foreign government and official institution bonds | Return on equity method | Probability of default | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.007	0.005
Foreign government and official institution bonds | Return on equity method | Recovery rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.350	0.350
Foreign government and official institution bonds | Return on equity method | Recovery rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.800	0.700
Foreign government and official institution bonds | Return on equity method | Recovery rate | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.709	0.644
Foreign government and official institution bonds | Return on equity method | Market-required return on capital | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.080	0.100
Foreign government and official institution bonds | Return on equity method | Market-required return on capital | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.100
Foreign government and official institution bonds | Return on equity method | Market-required return on capital | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.100	0.100
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 97,896	¥ 98,325
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Discounted cash flow | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		1.000
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Discounted cash flow | Probability of default | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		1.000
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Discounted cash flow | Recovery rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	1.000
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Discounted cash flow | Recovery rate | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	1.000
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 612,726	¥ 238,864
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.000	0.000
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Probability of default | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.990	0.854
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Probability of default | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0	0
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Recovery rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.693	0.699
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Recovery rate | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.693	0.699
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Asset correlations
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.030	0.030
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Asset correlations | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.030	0.030
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Discount factor | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.010	0.006
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Discount factor | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.017	0.010
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Discount factor | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.015	0.009
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Prepayment rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.181	0.290
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities | Internal model | Prepayment rate | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.181	0.290
Other debt securities | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 423,731	¥ 369,445
Other debt securities | Discounted cash flow | Liquidity premium | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.008	0.009
Other debt securities | Discounted cash flow | Liquidity premium | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.032	0.032
Other debt securities | Discounted cash flow | Liquidity premium | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.028	0.028
Other debt securities | Return on equity method
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 57,962	¥ 58,677
Other debt securities | Return on equity method | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.001	0.001
Other debt securities | Return on equity method | Probability of default | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.023	0.080
Other debt securities | Return on equity method | Probability of default | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.004	0.004
Other debt securities | Return on equity method | Recovery rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.700	0.600
Other debt securities | Return on equity method | Recovery rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.900	0.900
Other debt securities | Return on equity method | Recovery rate | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.842	0.827
Other debt securities | Return on equity method | Market-required return on capital | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.080	0.080
Other debt securities | Return on equity method | Market-required return on capital | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.100	0.100
Other debt securities | Return on equity method | Market-required return on capital | Weighted Average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.092	0.099